Leases - Summary of Right of Use Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 1,372,525	₩ 1,608,219
Land, buildings and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,157,029	1,379,422
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 215,496	₩ 228,797